INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 0.7%
5,079	Teledyne Technologies, Inc.(a)	$ 2,180,821

	BANKING - 2.0%
6,164	Signature Bank	2,125,902
6,565	SVB Financial Group(a)	3,978,390
		6,104,292
	BIOTECH & PHARMA - 1.3%
14,603	Alnylam Pharmaceuticals, Inc.(a)	2,305,083
23,183	Incyte Corporation(a)	1,583,399
		3,888,482
	CHEMICALS - 1.9%
13,042	Albemarle Corporation	2,554,797
8,756	Avery Dennison Corporation	1,542,807
14,227	Eastman Chemical Company	1,685,473
		5,783,077
	COMMERCIAL SUPPORT SERVICES - 2.7%
11,586	Cintas Corporation	4,348,458
33,858	Republic Services, Inc.	4,072,440
		8,420,898
	CONTAINERS & PACKAGING - 0.5%
13,491	Crown Holdings, Inc.	1,654,941

	DATA CENTER REIT - 1.3%
30,412	Digital Realty Trust, Inc.	4,103,187

	DIVERSIFIED INDUSTRIALS - 0.7%
14,772	Dover Corporation	2,317,136

	E-COMMERCE DISCRETIONARY - 1.2%
14,407	Etsy, Inc.(a)	2,231,500
12,399	Wayfair, Inc., Class A(a) (b)	1,746,647
		3,978,147
	ELECTRIC UTILITIES - 2.2%
71,839	AES Corporation (The)	1,525,142

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
26,205	Alliant Energy Corporation	$ 1,530,372
40,196	Avangrid, Inc. (b)	1,803,595
67,953	CenterPoint Energy, Inc.	1,858,514
		6,717,623
	ELECTRICAL EQUIPMENT - 3.1%
62,596	Amphenol Corporation, Class A	4,757,923
19,263	Cognex Corporation	1,301,408
19,531	Keysight Technologies, Inc.(a)	3,073,593
		9,132,924
	ENGINEERING & CONSTRUCTION - 0.5%
15,248	Quanta Services, Inc.	1,661,117

	ENTERTAINMENT CONTENT - 2.1%
38,181	AppLovin Corporation(a)	2,217,552
69,779	Discovery, Inc. - Series A(a) (b)	1,957,301
58,734	Fox Corporation, Class A	2,456,844
		6,631,697
	FOOD - 0.9%
57,576	Hormel Foods Corporation	2,742,921

	HEALTH CARE FACILITIES & SERVICES - 3.9%
18,513	Catalent, Inc.(a)	1,889,067
33,396	HCA Healthcare, Inc.	8,359,352
6,272	Molina Healthcare, Inc.(a)	1,924,689
		12,173,108
	HEALTH CARE REIT - 1.1%
60,163	Medical Properties Trust, Inc.	1,223,715
41,481	Ventas, Inc.	2,239,974
		3,463,689
	INDUSTRIAL REIT - 4.4%
39,945	Duke Realty Corporation	2,117,085
77,543	Prologis, Inc.	11,309,646
		13,426,731

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
8,083	United Rentals, Inc.(a)	$ 2,599,654

	INSURANCE - 0.5%
27,103	Loews Corporation	1,662,498

	MACHINERY - 1.8%
6,667	Nordson Corporation	1,510,009
13,847	Parker-Hannifin Corporation	4,104,112
		5,614,121
	MEDICAL EQUIPMENT & DEVICES - 11.1%
62,679	Edwards Lifesciences Corporation(a)	7,043,239
19,170	Exact Sciences Corporation(a)	1,496,410
8,537	IDEXX Laboratories, Inc.(a)	4,544,672
35,779	Intuitive Surgical, Inc.(a)	10,387,718
5,803	Masimo Corporation(a)	913,682
2,298	Mettler-Toledo International, Inc.(a)	3,237,285
15,581	ResMed, Inc.	3,844,612
7,602	West Pharmaceutical Services, Inc.	2,942,582
		34,410,200
	METALS & MINING - 3.7%
142,840	Freeport-McMoRan, Inc.	6,706,338
75,639	Newmont Corporation	5,007,302
		11,713,640
	MULTI ASSET CLASS REIT - 0.5%
19,507	WP Carey, Inc.	1,509,842

	OFFICE REIT - 1.7%
16,498	Alexandria Real Estate Equities, Inc.	3,124,721
17,067	Boston Properties, Inc.	2,087,465
		5,212,186
	OIL & GAS PRODUCERS - 2.1%
66,679	Devon Energy Corporation	3,970,735
18,974	Diamondback Energy, Inc.	2,620,309
		6,591,044

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
149,439	Schlumberger N.V.	$ 5,863,986

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
61,723	Invitation Homes, Inc.	2,333,129

	RESIDENTIAL REIT - 3.5%
11,025	Camden Property Trust	1,820,338
19,476	Equity LifeStyle Properties, Inc.	1,453,299
40,097	Equity Residential	3,420,274
12,466	Sun Communities, Inc.	2,256,346
33,672	UDR, Inc.	1,847,583
		10,797,840
	RETAIL - DISCRETIONARY - 1.1%
6,943	Burlington Stores, Inc.(a)	1,568,354
14,582	Genuine Parts Company	1,781,337
		3,349,691
	RETAIL REIT - 1.2%
57,586	Realty Income Corporation	3,805,859

	SELF-STORAGE REIT - 0.8%
13,790	Extra Space Storage, Inc.	2,594,589

	SEMICONDUCTORS - 9.1%
58,232	Analog Devices, Inc.	9,334,008
15,748	KLA Corporation	5,488,178
60,939	Microchip Technology, Inc.	4,285,840
45,111	ON Semiconductor Corporation(a)	2,824,400
11,760	Qorvo, Inc.(a)	1,608,533
18,538	Skyworks Solutions, Inc.	2,561,395
17,595	Teradyne, Inc.	2,074,802
		28,177,156
	SOFTWARE - 11.0%
9,543	ANSYS, Inc.(a)	3,093,745
16,279	Ceridian HCM Holding, Inc.(a)	1,186,902

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 11.0% (Continued)
21,335	DocuSign, Inc.(a)	$ 2,526,704
6,505	Paycom Software, Inc.(a)	2,206,561
9,742	RingCentral, Inc., Class A(a)	1,274,643
21,536	ServiceNow, Inc.(a)	12,489,157
16,305	Synopsys, Inc.(a)	5,093,519
4,289	Tyler Technologies, Inc.(a)	1,836,807
17,194	Veeva Systems, Inc., Class A(a)	3,938,286
		33,646,324
	STEEL - 1.3%
29,489	Nucor Corporation	3,881,342

	TECHNOLOGY HARDWARE - 1.4%
23,224	NetApp, Inc.	1,820,297
5,808	Zebra Technologies Corporation, Class A(a)	2,400,679
		4,220,976
	TECHNOLOGY SERVICES - 10.3%
42,462	CoStar Group, Inc.(a)	2,590,607
5,984	EPAM Systems, Inc.(a)	1,243,176
64,739	Fidelity National Information Services, Inc.	6,165,094
8,499	FleetCor Technologies, Inc.(a)	1,990,466
8,765	Gartner, Inc.(a)	2,457,881
29,879	Global Payments, Inc.	3,985,261
4,170	MarketAxess Holdings, Inc.	1,590,563
8,818	MSCI, Inc.	4,423,902
35,959	Paychex, Inc.	4,281,279
17,493	Verisk Analytics, Inc.	3,102,209
		31,830,438
	TRANSPORTATION & LOGISTICS - 2.6%
18,400	Expeditors International of Washington, Inc.	1,901,824
11,044	JB Hunt Transport Services, Inc.	2,241,159
12,282	Old Dominion Freight Line, Inc.	3,856,916
		7,999,899
	TRANSPORTATION EQUIPMENT - 1.7%
37,559	PACCAR, Inc.	3,448,292

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.7% (Continued)
19,540	Westinghouse Air Brake Technologies Corporation	$ 1,813,703
		5,261,995
	WHOLESALE - DISCRETIONARY - 0.5%
29,946	LKQ Corporation	1,405,965

	TOTAL COMMON STOCKS (Cost $318,734,583)	308,863,165

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.6%
	MONEY MARKET FUND - 1.6%
4,895,936	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $4,895,936)(c),(d)	4,895,936

	TOTAL INVESTMENTS - 101.5% (Cost $323,630,519)	$ 313,759,101
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(4,531,968)
	NET ASSETS - 100.0%	$ 309,227,133

MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at February 28, 2022. The total fair value of the securities on loan as of February 28, 2022 was $4,3780,965.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $4,895,936 at February 28, 2022.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2022.